Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenue, net	$ 801,947	$ 300	$ 2,058,421	$ 300
Cost of Sales	513,256	252	1,339,086	252
Gross Profit	288,691	48	719,335	48
Expenses
Advertising, in-store demos and displays	37,141	7,699	77,510	8,035
Advisory board and director fees	30,477	20,833	84,213	34,583
Amortization and depreciation	12,669	6,564	26,864	6,564
Commissions	1,797		3,676
Consulting fees	23,500	18,000	59,500	45,000
Freight-out	86,837		216,024
Office, insurance, rent and telephone	48,951	26,867	151,393	36,781
Professional fees	26,932	36,896	92,873	125,287
Regulatory fees	8,836	6,405	15,327	31,484
Salaries and benefits	247,272	83,525	607,835	140,369
Share-based compensation	345,305		1,002,384
Shareholder, broker and investor relations	113,754	38,570	377,832	89,631
Tradeshows	6,219	3,944	23,905	3,944
Travel	63,008	7,739	152,075	15,518
Total Operating Expenses	1,052,698	256,042	2,891,411	537,196
Net Loss Before Other Income	(764,007)	(255,994)	(2,172,076)	(537,403)
Other Income
Forgiveness of debt			10,971	36,018
Gain (loss) on foreign currency	(2,019)		(2,019)
Interest expense	(3,123)	(122)	(3,123)	(122)
Interest income	2,086	2,183	6,202	3,930
Total Other Income	(3,056)	2,061	12,031	39,826
Net Loss	$ (767,063)	$ (253,933)	$ (2,160,045)	$ (497,322)
Net Loss Per Share - Basic and Diluted	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.02)
Weighted Average Shares Outstanding - Basic and Diluted	35,405,000	29,851,000	34,268,000	29,834,000